Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–107.77%
New York–99.31%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2048	$2,585	$2,690,542
Series 2018 B, RB(a)	5.00%	12/15/2033	335	350,662
Series 2018 B, RB(a)	5.00%	12/15/2034	250	261,078
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	1,145	1,035,698
Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	4.00%	04/01/2037	2,070	1,948,414
Albany Capital Resource Corp. (College of Siant Rose (The));
Series 2021, Ref. RB (Acquired 07/13/2022; Cost $1,100,153)(b)(c)	4.00%	07/01/2029	1,195	1,002,160
Series 2021, Ref. RB (Acquired 07/13/2022; Cost $1,130,111)(b)(c)	4.00%	07/01/2030	1,245	1,014,828
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $1,156,008)(b)(c)	4.00%	07/01/2031	1,295	1,026,321
Series 2021, Ref. RB (Acquired 03/16/2023; Cost $640,130)(b)(c)	4.00%	07/01/2041	1,000	608,254
Series 2021, Ref. RB (Acquired 10/28/2021-06/23/2022; Cost $17,480,020)(b)(c)	4.00%	07/01/2051	17,805	9,314,581
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.); Series 2016 A, Ref. RB	5.00%	05/01/2029	50	50,843
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	2,000	2,035,234
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	4.00%	10/01/2037	2,575	2,445,568
Series 2018, Ref. RB	5.00%	10/01/2043	4,060	4,080,787
Series 2018, Ref. RB	5.00%	10/01/2048	3,235	3,214,036
Amherst Development Corp. (UBF Faculty-Student Housing Corp. - Greiner & Hadley Refunding Projects at SUNY Buffalo); Series 2017 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2045	1,000	1,035,108
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,725	1,776,163
Series 2020 B, RB	4.00%	11/01/2045	1,500	1,450,356
Series 2020 B, RB	4.00%	11/01/2055	5,000	4,592,469
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(e)	0.00%	07/15/2034	3,685	2,575,226
Series 2016 A, Ref. RB	5.00%	07/15/2042	27,330	27,817,655
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.25%	07/01/2035	1,500	1,502,139
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology);
Series 2017 A, Ref. RB	4.50%	06/01/2027	940	954,620
Series 2017 A, Ref. RB	5.00%	06/01/2035	840	865,219
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2032	140	146,344
Series 2018, Ref. RB	5.00%	10/01/2033	150	156,660
Series 2018, Ref. RB	5.00%	10/01/2037	500	519,007
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,043,113
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	837,473
Buffalo (City of), NY Municipal Water Finance Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2029	300	303,025
Series 2015 A, Ref. RB	5.00%	07/01/2030	150	151,504
Series 2015 A, Ref. RB	5.00%	07/01/2031	210	212,093
Series 2015 A, Ref. RB	5.00%	07/01/2032	245	247,428
Build NYC Resource Corp. (Albert Einstein School of Medicine, Inc.); Series 2015, RB(f)	5.50%	09/01/2045	3,050	3,057,683
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	5.00%	06/01/2038	1,525	1,553,495
Series 2018, RB	5.00%	06/01/2048	2,415	2,436,038
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(f)(g)	5.50%	12/31/2040	4,700	4,709,961
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	45	44,718
Series 2019, RB	4.00%	07/01/2049	2,600	2,559,347
Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2058	1,450	1,452,405
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds);
Series 2022, RB(f)	5.75%	06/01/2052	$1,250	$1,322,208
Series 2022, RB(f)	5.75%	06/01/2062	3,250	3,431,313
Build NYC Resource Corp. (Grand Concourse Academy Charter School);
Series 2022 A, RB	5.00%	07/01/2052	550	558,053
Series 2022 A, RB	5.00%	07/01/2056	450	455,224
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds);
Series 2023, RB	5.25%	07/01/2057	3,750	3,928,843
Series 2023, RB	5.25%	07/01/2062	7,500	7,833,196
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	880	902,631
Series 2017, Ref. RB	5.00%	08/01/2036	1,500	1,528,424
Series 2017, Ref. RB	5.00%	08/01/2047	4,430	4,452,360
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School);
Series 2017 A, RB(f)	5.00%	06/01/2047	1,250	1,255,750
Series 2017 A, RB(f)	5.00%	06/01/2052	1,000	1,001,616
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(f)	5.63%	02/01/2039	1,100	1,104,141
Series 2019, RB(f)	5.75%	02/01/2049	1,330	1,330,916
Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB(f)	4.00%	06/15/2041	610	545,710
Series 2021 A, RB(f)	4.00%	06/15/2051	735	607,888
Series 2021 A, RB(f)	4.00%	06/15/2056	530	427,033
Build NYC Resource Corp. (Pratt Paper, Inc.);
Series 2014, Ref. RB(a)(f)	4.50%	01/01/2025	155	155,054
Series 2014, Ref. RB(a)(f)	5.00%	01/01/2035	4,350	4,353,164
Build NYC Resource Corp. (Richmond Prep Charter School);
Series 2021 A, RB(f)	5.00%	06/01/2051	1,500	1,401,958
Series 2021 A, RB(f)	5.00%	06/01/2056	1,250	1,151,689
Build NYC Resource Corp. (Seton Education Partners-Brilla);
Series 2021 A, RB(f)	4.00%	11/01/2041	1,775	1,640,672
Series 2021 A, RB(f)	4.00%	11/01/2051	1,000	868,913
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	4.00%	09/01/2044	3,400	3,353,667
Build NYC Resource Corp. (The Chapin School, Ltd.); Series 2017, Ref. RB	5.00%	11/01/2047	8,000	9,071,569
Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	1,160	1,164,509
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(f)	5.50%	06/15/2053	2,125	2,214,533
Series 2023, RB(f)	5.50%	06/15/2063	1,375	1,423,231
Build NYC Resource Corp. (Whin Music Community Charter School);
Series 2022, RB(f)	6.50%	07/01/2052	9,820	10,126,982
Series 2022, RB(f)	6.50%	07/01/2057	10,430	10,724,091
Build NYC Resource Corp. (Young Adult Institute, Inc.);
Series 2020 A, Ref. RB	5.00%	07/01/2030	980	983,567
Series 2020 A, Ref. RB	5.00%	07/01/2045	4,145	3,601,233
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	200	200,228
Series 2014, RB	5.00%	05/01/2039	250	250,195
Series 2016 A, Ref. RB	5.00%	05/01/2030	510	520,694
Series 2016 A, Ref. RB	5.00%	05/01/2031	540	550,594
Chautauqua (City & County of), NY Utility District; Series 2006, GO Bonds	5.00%	06/01/2025	105	105,146
Chemung (County of), NY Industrial Development Agency (Hathorn Redevelopment Co.); Series 2001 A, IDR(a)	5.00%	07/01/2033	1,395	1,397,156
Dutchess (County of), NY Water & Wastewater Authority; Series 1998 1, RB(e)	0.00%	06/01/2027	1,000	925,475
Dutchess County Local Development Corp. (Bard College);
Series 2020 A, Ref. RB	5.00%	07/01/2040	1,000	1,044,234
Series 2020 A, Ref. RB	5.00%	07/01/2045	4,550	4,694,832
Dutchess County Local Development Corp. (Culinary Institute);
Series 2021, Ref. RB	4.00%	07/01/2036	1,040	1,027,247
Series 2021, Ref. RB	4.00%	07/01/2038	1,170	1,128,535
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2030	$1,255	$1,272,072
Series 2016 B, RB	5.00%	07/01/2046	9,275	9,367,826
Dutchess County Local Development Corp. (Marist College);
Series 2015 A, RB	5.00%	07/01/2036	2,335	2,353,705
Series 2022, RB	4.00%	07/01/2049	9,370	8,943,836
Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	5,740	6,358,976
Dutchess County Local Development Corp. (Vassar College); Series 2017, Ref. RB	5.00%	07/01/2036	840	876,210
East Rochester Housing Authority (Jefferson Park Association L.P.); Series 1999, RB(a)	6.75%	03/01/2030	885	859,475
Elmira (City of), NY Housing Authority (Eastgate Apartments L.P.); Series 2007, RB(a)	6.25%	06/01/2044	2,040	1,999,514
Erie (County of), NY (Buffalo Bills Stadium); Series 2024 B, GO Bonds	5.25%	09/15/2049	2,250	2,531,116
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,828,628
Series 2005 A, RB	5.00%	06/01/2045	1,275	1,176,834
Series 2005 D, RB(e)	0.00%	06/01/2055	194,300	15,985,488
Series 2006 A, RB(e)(f)	0.00%	06/01/2060	200,000	9,708,100
Franklin (County of), NY Solid Waste Management Authority;
Series 2015 A, RB(a)	5.00%	06/01/2025	300	301,658
Series 2019, RB(a)	4.00%	06/01/2025	910	910,591
Series 2019, RB(a)	4.00%	06/01/2026	950	954,596
Series 2019, RB(a)	4.00%	06/01/2027	985	993,965
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	20,375	21,549,052
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB(f)	5.50%	07/01/2044	5,495	5,113,617
Hempstead Town Local Development Corp. (Adelphi University); Series 2019, Ref. RB	4.00%	02/01/2039	1,800	1,802,056
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(f)	6.80%	12/01/2044	9,530	9,958,622
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	1,700	1,701,874
Series 2014, RB	5.00%	07/01/2034	1,500	1,501,024
Series 2014, RB	5.00%	07/01/2039	1,250	1,250,531
Series 2014, RB	5.00%	07/01/2044	1,000	1,001,621
Series 2017, Ref. RB	5.00%	07/01/2029	475	490,583
Series 2017, Ref. RB	5.00%	07/01/2030	425	437,937
Series 2017, Ref. RB	5.00%	07/01/2031	390	400,706
Series 2017, Ref. RB	5.00%	07/01/2032	700	717,891
Series 2017, Ref. RB	5.00%	07/01/2035	730	744,400
Series 2017, Ref. RB	5.00%	07/01/2036	570	580,548
Series 2017, Ref. RB	5.00%	07/01/2038	650	660,375
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2042	27,920	28,728,962
Series 2017 A, Ref. RB	4.00%	02/15/2044	34,315	34,407,596
Series 2017 A, Ref. RB	5.00%	02/15/2045	19,880	20,395,091
Series 2017 A, Ref. RB (INS - AGM)(d)	4.00%	02/15/2047	13,445	13,482,701
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2037	3,420	3,614,508
Huntington Local Development Corp. (Fountaingate Garden); Series 2021 A, RB	5.25%	07/01/2056	1,000	881,494
Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2037	4,000	4,006,836
Series 2017 A, Ref. RB	4.00%	11/01/2047	555	436,714
Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	790	791,326
Long Island (City of), NY Power Authority;
Series 2017, RB	5.00%	09/01/2029	750	792,119
Series 2017, RB	5.00%	09/01/2042	11,500	11,957,542
Series 2020 A, Ref. RB	4.00%	09/01/2039	5,250	5,353,894
Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	7,000	7,647,870
Series 2023 E, RB	5.00%	09/01/2053	13,250	14,409,539
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority;
Series 2015 A-2, RB(h)	5.00%	05/15/2030	$18,000	$19,533,429
Series 2015 B, RB	5.25%	11/15/2055	4,730	4,754,816
Series 2016 C-1, RB	5.00%	11/15/2056	20,440	20,601,985
Series 2016 C-1, RB	5.25%	11/15/2056	22,930	23,260,412
Metropolitan Transportation Authority (Bidding Group 2);
Series 2022 A, RB	4.00%	11/15/2050	23,835	23,824,045
Series 2022 A, RB	4.00%	11/15/2051	7,365	7,339,949
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	23,860	24,118,442
Series 2017 A, RB	5.00%	11/15/2047	7,000	7,177,776
Series 2017 B-1, RB	5.25%	11/15/2057	15,505	16,017,648
Series 2019 B, RB (INS - BAM)(d)	5.00%	11/15/2052	7,900	8,210,048
Series 2019 C, RB (INS - AGM)(d)	4.00%	11/15/2045	560	558,362
Series 2020 C-1, RB	5.25%	11/15/2055	15,000	15,782,622
Series 2024 A, Ref. RB	5.50%	11/15/2047	12,000	13,482,108
Series 2024 B-2, Ref. RB	5.00%	11/15/2046	5,000	5,547,711
Series 2024, Ref. RB	5.00%	11/15/2052	5,000	5,485,522
Subseries 2016 B-1, RB	5.00%	11/15/2056	10,345	10,556,794
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(f)	5.00%	07/01/2054	3,215	3,268,733
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2034	375	377,891
Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGM)(d)	5.00%	01/15/2038	890	891,277
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2037	50	50,091
Series 2013 A, Ref. RB	5.00%	12/01/2042	2,010	2,010,763
Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2005 A, RB(a)	6.50%	12/01/2042	1,985	1,801,553
Monroe County Industrial Development Corp. (Social Bonds);
Series 2022, RB(f)	5.88%	07/01/2052	1,000	1,034,202
Series 2022, RB(f)	6.00%	07/01/2057	1,000	1,038,758
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	8,470	8,337,525
Series 2019, Ref. RB	5.00%	01/01/2050	14,625	13,542,175
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2024, Ref. RB	5.25%	06/01/2049	500	551,026
Series 2024, Ref. RB	5.25%	06/01/2054	500	543,661
Monroe County Industrial Development Corp. (University of Rochester); Series 2015 A, Ref. RB	5.00%	07/01/2028	180	182,023
Monroe Tobacco Asset Securitization Corp.; Series 2006 A, RB(e)(f)	0.00%	06/01/2061	400,000	19,748,480
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	24,045	24,080,974
Series 2016 A, RB	5.00%	11/15/2056	79,985	80,102,658
Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGM)(d)	5.00%	07/01/2049	9,670	10,101,179
Series 2019 A, GO Bonds (INS - AGM)(d)	5.00%	04/01/2049	11,600	12,150,651
Series 2024 A, GO Bonds	4.00%	04/01/2054	6,000	5,997,527
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/14/2007-02/28/2018; Cost $629,627)(b)(c)	5.00%	01/01/2058	546	82,517
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $270,000)(b)(c)(f)	9.00%	01/01/2041	270	270,000
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	300	300,162
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	1,585	1,283,973
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	$805	$789,188
Series 2006 A-3, RB	5.00%	06/01/2035	750	700,851
Series 2006 A-3, RB	5.13%	06/01/2046	615	554,179
Series 2006 C, RB(e)	0.00%	06/01/2046	105,975	22,688,707
Series 2006 D, RB(e)	0.00%	06/01/2060	623,215	41,124,898
Series 2006 E, RB(e)	0.00%	06/01/2060	40,000	2,428,716
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	17,100	12,578,238
New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2040	1,250	1,256,030
New York & New Jersey (States of) Port Authority;
One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	6,825	7,002,815
Series 2019 220, RB(a)	4.00%	11/01/2059	20,660	19,509,135
Series 2019, RB	4.00%	11/01/2041	600	605,089
Series 2019, RB(a)	4.00%	11/01/2047	9,120	8,861,804
Series 2020 221, RB(a)	4.00%	07/15/2060	33,975	31,714,592
Series 2024, Ref. RB	5.00%	07/15/2054	3,000	3,290,243
Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2038	1,700	1,733,198
Two Hundred Forteenth Series 2019, RB(a)	4.00%	09/01/2043	7,990	7,824,310
Two Hundred Forty Second Series 2023, Ref. RB(a)	5.00%	12/01/2048	5,000	5,356,528
Two Hundred Forty Second Series 2023, Ref. RB(a)	5.00%	12/01/2053	13,000	13,824,474
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2041	1,350	1,472,266
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2042	2,250	2,447,605
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2043	3,750	4,068,933
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2044	2,500	2,708,203
Two Hundred Thirty Eighth Series 2023, Ref. RB(a)	5.00%	07/15/2038	5,800	6,360,874
Two Hundred Thirty First Series 2022, Ref. RB(a)	5.00%	08/01/2037	10,815	11,812,546
Two Hundred Thirty Fourth Series 2022, Ref. RB(a)	5.25%	08/01/2047	5,000	5,421,377
Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2050	16,230	15,568,481
Two Hundred Twenty Third Series 2021, Ref. RB(a)	4.00%	07/15/2046	9,625	9,345,427
Two Hundred Twenty Third Series 2021, Ref. RB(a)	4.00%	07/15/2051	5,000	4,785,801
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2028	5	5,048
Series 1997 C, GO Bonds (INS - NATL)(d)	5.50%	11/15/2037	10	10,014
Series 2002 D, GO Bonds	5.25%	06/01/2027	230	230,380
Series 2002 D, GO Bonds	5.38%	06/01/2032	380	380,585
Series 2003 F, GO Bonds	5.32%	01/15/2028	5	5,009
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	595	636,310
Series 2020 D-1, GO Bonds	4.00%	03/01/2042	3,650	3,681,298
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	30,000	29,796,711
Series 2020 D-1, GO Bonds (INS - BAM)(d)(i)(j)	4.00%	03/01/2050	28,830	28,838,372
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	10,000	9,947,485
Series 2021 F-1, GO Bonds	3.00%	03/01/2041	5,000	4,355,163
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	18,000	17,990,496
Series 2024 A, GO Bonds	4.13%	08/01/2053	6,500	6,540,617
Series 2024 C, GO Bonds	5.25%	03/01/2053	59,815	66,480,610
Series 2024 D, GO Bonds	4.00%	04/01/2050	5,000	4,973,935
Subseries 2019 A-1, GO Bonds	4.00%	08/01/2040	1,880	1,895,506
Subseries 2019 A-1, GO Bonds	5.00%	08/01/2045	880	932,393
Subseries 2021 F-1, GO Bonds(j)	5.00%	03/01/2050	10,000	10,688,283
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	13,000	14,383,227
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2040	2,500	2,822,720
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2041	3,900	4,381,494
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	4,705	5,241,691
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	2,250	2,539,829
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	2,960	3,329,015
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	5,250	5,888,179
Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	5,700	5,670,285
Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	4,250	4,765,205
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	$1,000	$992,016
New York (City of), NY Industrial Development Agency (1996 Comprehensive Care Management Corp.);
Series 1998 C, RB	6.38%	11/01/2028	595	536,477
Series 1998, RB	6.38%	11/01/2028	1,490	1,342,141
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	135	128,965
Series 2005 E-2, RB	6.13%	11/01/2035	2,195	1,663,770
New York (City of), NY Industrial Development Agency (Cool Wind Ventilation Corp.); Series 2007 A-2, IDR(a)	6.08%	11/01/2027	2,055	2,017,884
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	5,665	5,736,617
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGM)(d)	3.00%	03/01/2049	5,100	4,143,319
New York (City of), NY Municipal Water Finance Authority;
Subseries 2023 AA-1, RB	5.25%	06/15/2052	14,980	16,528,737
Series 2017 BB-1, RB	5.00%	06/15/2046	12,830	13,294,374
Series 2019 DD-1, RB	5.25%	06/15/2049	4,930	5,206,570
Series 2020 BB-1, RB	4.00%	06/15/2050	9,750	9,720,238
Series 2020 DD-1, RB	4.00%	06/15/2050	10,000	9,978,150
Series 2020, Ref. RB	5.00%	06/15/2050	3,100	3,305,339
Series 2021 AA-1, RB	4.00%	06/15/2051	10,000	9,947,104
Series 2021 CC-1, RB	4.00%	06/15/2051	12,500	12,433,880
Series 2021 CC-1, RB(j)	5.00%	06/15/2051	13,350	14,291,179
Series 2022 CC-1, RB	5.00%	06/15/2052	5,400	5,800,134
Series 2022 EE, Ref. RB	4.00%	06/15/2045	25,000	25,158,720
Series 2023 D, Ref. RB	4.13%	06/15/2046	10,000	10,148,214
Series 2023 D, Ref. RB	4.13%	06/15/2047	9,780	9,913,298
Series 2024 AA, RB	5.25%	06/15/2053	10,000	11,237,535
Series 2024 AA, RB	4.00%	06/15/2054	1,500	1,483,409
Series 2024 AA-1, RB(j)	5.25%	06/15/2053	35,000	38,968,661
New York (City of), NY Transitional Finance Authority;
Series 2016 S-1, RB	5.00%	07/15/2043	4,085	4,149,091
Series 2018 S-1, RB	5.00%	07/15/2045	27,000	28,343,733
Series 2019 A-3, RB	4.00%	05/01/2043	11,000	11,019,463
Series 2019 A-3, RB	3.00%	05/01/2045	1,000	851,472
Series 2019 B-1, RB	4.00%	11/01/2042	7,325	7,346,769
Series 2019 B-1, RB	4.00%	11/01/2045	8,795	8,807,068
Series 2019 B-1, RB	4.00%	11/01/2047	5,875	5,877,143
Series 2020, RB	4.00%	05/01/2045	2,000	2,005,410
Series 2020, RB	4.00%	05/01/2046	23,000	23,052,730
Series 2021 B-1, RB	4.00%	08/01/2048	3,925	3,921,466
Series 2021 E-1, RB	4.00%	02/01/2046	12,855	12,882,325
Series 2022 C-1, RB	4.00%	02/01/2051	5,000	4,955,012
Series 2022 F-1, RB	5.00%	02/01/2051	8,950	9,620,010
Series 2023 C, RB(i)(j)	5.50%	05/01/2053	24,000	27,199,080
Series 2023 C, RB	5.50%	05/01/2053	20,000	22,665,900
Series 2023 F-1, RB	4.00%	02/01/2051	10,215	10,125,893
Series 2024 A-1, RB(j)	5.00%	05/01/2053	99,465	107,778,593
Series 2024 B, RB	5.00%	05/01/2046	10,000	10,990,612
Series 2024 C, RB	5.25%	05/01/2049	15,000	16,868,274
Series 2024 D, RB	5.50%	05/01/2052	6,000	6,885,064
Series 2024 F-1, RB	5.25%	02/01/2053	15,000	16,708,171
Series 2024, RB	4.13%	05/01/2052	6,200	6,212,815
Series 2024, RB	5.00%	05/01/2052	7,000	7,654,801
Subseries 2016 F-3, RB	3.25%	02/01/2041	10,000	9,417,037
New York (City of), NY Trust for Cultural Resources (American Museum of Natural History); Series 2024, Ref. RB	5.00%	07/15/2054	7,000	7,665,409
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Bridge Authority;
Series 2021 A, RB	4.00%	01/01/2038	$200	$205,373
Series 2021 A, RB	4.00%	01/01/2039	275	280,870
Series 2021 A, RB	4.00%	01/01/2040	350	355,905
Series 2021 A, RB	4.00%	01/01/2041	220	222,714
New York (State of) Dormitory Authority;
Series 2015 B, RB(h)(k)	5.00%	02/15/2025	5	5,020
Series 2016 A, RB	5.00%	02/15/2041	5,000	5,122,117
Series 2016 A, Ref. RB	5.00%	10/01/2033	600	620,885
Series 2017, Ref. RB(f)	5.00%	12/01/2031	1,000	1,000,907
Series 2018 A, RB	5.00%	07/01/2048	5,890	6,204,439
Series 2019 A, RB	4.00%	07/01/2045	25,280	25,287,114
Series 2019 C, RB(j)	4.00%	07/01/2049	22,500	22,439,016
Series 2020 A, RB(j)	4.00%	03/15/2046	30,485	30,461,441
Series 2020 A, Ref. RB	4.00%	03/15/2043	2,130	2,143,034
Series 2020 A, Ref. RB	4.00%	03/15/2048	24,225	24,088,616
Series 2020 D, Ref. RB	4.00%	02/15/2047	7,305	7,262,674
Series 2021 A, Ref. RB	4.00%	03/15/2047	26,305	26,356,274
Series 2021 E, Ref. RB	4.00%	03/15/2047	11,000	11,024,463
Series 2022 A, RB(i)(j)	4.00%	03/15/2049	46,305	46,288,900
Series 2022 A, RB (INS - BAM)(d)	4.25%	10/01/2051	5,500	5,511,620
Series 2023 A-1, Ref. RB	5.00%	03/15/2053	10,925	11,886,194
Series 2024 A, RB (INS - AGM)(d)	4.13%	10/01/2048	1,000	1,002,758
Series 2024 A, RB	5.50%	05/01/2049	1,000	1,101,432
Series 2024 A, RB	5.00%	03/15/2054	8,000	8,791,835
Series 2024 A, RB	5.50%	05/01/2056	2,500	2,738,277
Series 2024 A, Ref. RB	5.25%	03/15/2052	20,000	22,237,134
Series 2024 A, Ref. RB	4.00%	03/15/2054	10,000	9,945,417
Series 2024 A, Ref. RB	5.50%	07/01/2054	7,000	8,032,818
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(f)	5.35%	12/01/2035	9,135	7,576,109
Series 2015 B-1, Ref. RB(f)	6.18%	12/01/2031	3,365	3,136,179
New York (State of) Dormitory Authority (Barnard College);
Series 2020 A, Ref. RB	4.00%	07/01/2038	680	689,541
Series 2020 A, Ref. RB	4.00%	07/01/2040	675	679,542
Series 2020 A, Ref. RB	4.00%	07/01/2045	1,275	1,275,141
Series 2020 A, Ref. RB	4.00%	07/01/2049	1,350	1,326,837
New York (State of) Dormitory Authority (Bidding Group 4); Series 2018 C, Ref. RB	4.00%	03/15/2044	11,385	11,405,614
New York (State of) Dormitory Authority (Bidding Group 5); Series 2020 A, Ref. RB	4.00%	03/15/2047	9,000	8,959,003
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	5.00%	07/01/2032	750	749,974
Series 2012 B, RB	5.00%	07/01/2032	220	219,992
Series 2019 A, Ref. RB	4.00%	07/01/2045	750	636,226
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program); Series 2005 A, RB (INS - AGC)(d)	5.00%	07/01/2034	20	20,010
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(d)	5.50%	05/15/2027	710	755,509
Series 2005 A, RB (INS - AMBAC)(d)	5.50%	05/15/2030	750	850,660
Series 2005 A, RB (INS - AMBAC)(d)	5.50%	05/15/2031	555	640,257
New York (State of) Dormitory Authority (Columbia University); Series 2015, RB	5.00%	10/01/2045	115	139,194
New York (State of) Dormitory Authority (Cornell University); Series 2020 A, Ref. RB	4.00%	07/01/2050	10,000	10,132,842
New York (State of) Dormitory Authority (Educational Housing Services - CUNY Student Housing); Series 2005, RB (INS - AMBAC)(d)	5.25%	07/01/2030	25	25,990
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(d)	5.25%	07/01/2028	935	962,368
New York (State of) Dormitory Authority (Fordham University);
Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,224,105
Series 2020, RB	4.00%	07/01/2046	12,755	12,781,430
Series 2020, RB	4.00%	07/01/2050	41,360	41,034,753
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (General Purpose);
Series 2018 A, RB(j)	4.00%	03/15/2048	$21,000	$21,037,640
Series 2019 D, RB(j)	4.00%	02/15/2047	13,575	13,496,345
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	150	150,552
Series 2015 A, Ref. RB	5.00%	07/01/2040	2,800	2,804,100
Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,166,333
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	4.00%	08/01/2036	5,570	5,560,529
Series 2018 A, Ref. RB	4.00%	08/01/2037	2,050	2,041,688
Series 2020 A, Ref. RB	4.00%	09/01/2045	8,205	7,846,464
Series 2020 A, Ref. RB	4.00%	09/01/2050	39,090	36,562,820
Series 2024, RB	5.50%	11/01/2047	1,165	1,285,415
New York (State of) Dormitory Authority (Municipal Health Facilities Improvement Program); Series 2006 A, RB (INS - NATL)(d)	4.50%	05/15/2036	30	30,021
New York (State of) Dormitory Authority (New School (The));
Series 2015, Ref. RB	5.00%	07/01/2045	2,250	2,258,105
Series 2016 A, Ref. RB	5.00%	07/01/2041	2,905	2,970,032
Series 2016 A, Ref. RB	4.00%	07/01/2043	5,050	5,060,219
Series 2016 A, Ref. RB	5.00%	07/01/2046	6,330	6,443,403
Series 2022 A, Ref. RB	4.00%	07/01/2047	3,590	3,555,106
New York (State of) Dormitory Authority (New York University); Series 2001-1, RB (INS - BHAC)(d)	5.50%	07/01/2031	1,070	1,186,827
New York (State of) Dormitory Authority (Northwell Health Obligated Group);
Series 2024, Ref. RB (INS - BAM)(d)	4.00%	05/01/2054	4,285	4,224,216
Series 2024, Ref. RB	5.25%	05/01/2054	20,000	22,130,716
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(f)	5.00%	12/01/2030	1,900	1,906,081
Series 2017, Ref. RB(f)	5.00%	12/01/2032	1,200	1,198,751
Series 2017, Ref. RB(f)	5.00%	12/01/2033	1,700	1,691,601
Series 2017, Ref. RB(f)	5.00%	12/01/2035	1,800	1,778,045
Series 2017, Ref. RB(f)	5.00%	12/01/2036	1,700	1,672,366
Series 2017, Ref. RB(f)	5.00%	12/01/2037	5,200	5,088,545
New York (State of) Dormitory Authority (Pratt Institute);
Series 2016, Ref. RB	5.00%	07/01/2039	500	508,790
Series 2016, Ref. RB	5.00%	07/01/2046	500	507,252
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	5,420	5,679,927
New York (State of) Dormitory Authority (Rockefeller University);
Series 2019 C, Ref. RB	4.00%	07/01/2049	3,500	3,490,514
Series 2020 A, Ref. RB	5.00%	07/01/2053	17,250	18,309,933
Series 2022 A, Ref. RB	4.00%	07/01/2042	3,305	3,357,778
New York (State of) Dormitory Authority (St. John’s University); Series 2015 A, Ref. RB	5.00%	07/01/2034	400	403,406
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	4.00%	07/01/2040	225	194,354
Series 2021, RB	5.00%	07/01/2051	750	687,087
New York (State of) Dormitory Authority (Sustainability Bonds); Series 2023, RB	5.00%	07/01/2053	4,000	4,303,573
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(f)	5.50%	12/01/2047	16,140	11,939,099
Series 2017 A-2, RB(f)	5.38%	09/01/2050	25,010	20,100,932
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $7,540,000)(c)(f)	5.38%	10/01/2042	7,540	6,118,340
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2047	2,000	1,980,349
Series 2022, Ref. RB	5.00%	07/01/2057	12,000	11,570,129
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	3,500	3,771,416
Series 2024, RB (INS - AGC)(d)	5.50%	10/01/2054	18,350	20,584,124
New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	4,000	4,090,620
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Housing Finance Agency;
Series 2014 C, RB	4.00%	11/01/2046	$7,340	$7,125,083
Series 2014 G, RB (CEP - GNMA)	4.00%	05/01/2047	3,080	3,046,949
Series 2015 C, RB	4.15%	05/01/2048	2,295	2,295,061
Series 2020 C, RB (CEP - Federal Housing Administration)	4.20%	11/01/2054	25,590	25,460,701
New York (State of) Housing Finance Agency (Horizons at Wawayanda); Series 2007 A, RB (CEP - FHLMC)(a)	5.15%	11/01/2040	100	100,033
New York (State of) Housing Finance Agency (Sustainability Bonds);
Series 2023 A-1, RB	5.00%	05/01/2063	3,000	3,080,257
Series 2023 B-1, RB	4.90%	11/01/2053	3,750	3,853,861
Series 2023 B-1, RB	4.95%	11/01/2058	4,000	4,094,553
Series 2023 E-1, RB	4.75%	11/01/2048	1,845	1,879,099
Series 2023 E-1, RB	5.05%	11/01/2063	2,000	2,068,631
Series 2024 A-1, RB	5.00%	06/15/2054	3,350	3,566,301
New York (State of) Housing Finance Agency (Tiffany Gardens); Series 2005 A, RB(a)	5.13%	08/15/2037	310	310,158
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	1,025	1,040,535
Series 2023 252, RB	4.55%	10/01/2048	1,725	1,741,254
Series 2023 252, RB	4.65%	10/01/2053	1,625	1,644,331
Series 2023-255, RB	4.88%	10/01/2048	2,000	2,058,073
New York (State of) Power Authority (Green Bonds);
Series 2020 A, RB(i)(j)	4.00%	11/15/2060	39,155	38,422,199
Series 2020 A, Ref. RB	4.00%	11/15/2050	13,145	13,096,653
Series 2020 A, Ref. RB	4.00%	11/15/2055	12,475	12,322,148
Series 2024 A, RB	4.00%	11/15/2054	5,000	4,974,460
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM)(d)	5.13%	11/15/2058	18,000	19,781,134
New York (State of) Thruway Authority;
Series 2016 A, RB	5.00%	01/01/2051	27,580	27,889,961
Series 2019 B, RB	4.00%	01/01/2050	13,815	13,630,380
Series 2019 B, RB (INS - AGM)(d)	4.00%	01/01/2050	45,000	44,614,246
Series 2020 N, RB	4.00%	01/01/2044	10,000	10,054,150
Series 2024 P, Ref. RB	5.00%	01/01/2049	5,000	5,501,733
Series 2024 P, Ref. RB	5.25%	01/01/2054	5,030	5,561,073
New York (State of) Thruway Authority (Bidding Group 1); Series 2022 A, Ref. RB	4.00%	03/15/2049	4,200	4,185,596
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds);
Series 2022 C, RB	5.00%	03/15/2053	10,000	10,784,999
Series 2022 C, RB	5.00%	03/15/2055	8,750	9,414,896
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2056	3,665	3,675,751
New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	8,500	8,416,133
Series 2021 A-1, Ref. RB	4.00%	03/15/2053	15,000	14,821,549
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	19,000	18,754,809
New York (State of) Thruway Authority (Group 1);
Series 2021 O, Ref. RB	4.00%	01/01/2047	10,155	10,168,031
Series 2021 O, Ref. RB	4.00%	01/01/2049	7,210	7,190,699
New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	5,000	5,017,714
New York (State of) Utility Debt Securitization Authority (Green Bonds);
Series 2022, Ref. RB	5.00%	12/15/2049	7,000	7,711,976
Series 2022, Ref. RB	5.00%	09/15/2052	5,000	5,500,080
Series 2023 TE-2, Ref. RB	5.00%	12/15/2050	10,000	11,170,411
New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	4.00%	02/15/2048	1,000	986,801
New York City Housing Development Corp.; Series 2014 C-1-A, RB	4.30%	11/01/2047	5,030	5,030,040
New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2023, RB	4.80%	02/01/2053	22,140	22,824,305
Series 2024 C-1, RB	4.50%	08/01/2054	2,000	2,031,090
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	$8,435	$8,517,422
Series 2015, Ref. RB	5.00%	11/15/2045	11,190	11,282,970
Series 2016 B, RB(e)	0.00%	11/15/2044	3,270	1,316,818
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	510	510,364
Series 2000 A, RB	6.63%	06/01/2042	18,495	18,504,492
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	30	30,583
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	11,185	10,270,763
Series 2005 D, RB(e)	0.00%	06/01/2050	66,335	15,155,438
Series 2005 E, RB(e)	0.00%	06/01/2055	165,210	15,059,965
Series 2010 A, RB(f)	6.25%	06/01/2041	31,775	31,778,266
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(e)	0.00%	06/01/2038	49,420	22,222,859
Series 2005 S-2, RB(e)	0.00%	06/01/2050	6,770	1,091,149
Series 2005 S-3, RB(e)	0.00%	06/01/2055	219,195	19,575,166
Series 2005 S4B, RB(e)(f)	0.00%	06/01/2060	715,900	32,853,152
New York Counties Tobacco Trust VI;
Series 2016 A-2, Ref. RB	5.00%	06/01/2051	8,875	8,265,612
Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,750	3,547,632
Series 2016 B, Ref. RB	5.00%	06/01/2036	1,000	1,015,808
Series 2016 B, Ref. RB	5.00%	06/01/2041	870	878,440
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	8,505	8,509,685
Series 2014, Class 3, Ref. RB(f)	7.25%	11/15/2044	415	415,458
New York Liberty Development Corp. (7 World Trade Center);
Series 2022, Ref. RB	3.13%	09/15/2050	10,000	8,351,574
Series 2022, Ref. RB	3.25%	09/15/2052	7,500	6,153,167
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	46,260	54,013,976
Series 2007, RB	5.50%	10/01/2037	11,445	13,767,776
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	13,660	11,005,318
Series 2021 A, Ref. RB	2.88%	11/15/2046	28,160	21,836,385
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds);
Series 2022 B, RB(j)	5.00%	09/15/2047	20,000	21,905,896
Series 2022 B, RB(j)	5.25%	09/15/2052	18,000	19,955,749
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(a)(f)(h)	5.13%	09/03/2030	2,700	2,869,250
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority);
Series 2017, RB	5.00%	06/15/2047	6,090	6,313,773
Series 2023, Ref. RB	5.00%	06/15/2053	6,910	7,579,155
New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB(k)	5.50%	04/15/2035	615	727,899
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	6,825	6,832,784
Series 2020 A, RB	4.00%	03/15/2049	36,685	36,559,189
Series 2020 C, Ref. RB	4.00%	03/15/2045	16,000	16,018,248
Series 2020 E, Ref. RB	3.00%	03/15/2047	3,740	3,124,662
Series 2020, Ref. RB	3.00%	03/15/2040	5,000	4,557,079
New York State Urban Development Corp. (Bidding Group 2); Series 2021 A, Ref. RB	3.00%	03/15/2041	16,515	14,963,715
New York State Urban Development Corp. (Bidding Group 3);
Series 2021, Ref. RB	4.00%	03/15/2046	28,000	28,105,991
Series 2021, Ref. RB	4.00%	03/15/2047	10,000	10,020,879
New York State Urban Development Corp. (Bidding Group 4);
Series 2020 E, Ref. RB	4.00%	03/15/2042	7,965	8,012,486
Series 2020 E-2, Ref. RB	3.00%	03/15/2040	11,245	10,248,870
Series 2022 A, Ref. RB	5.00%	03/15/2046	11,435	12,436,930
Series 2022 A, Ref. RB	5.00%	03/15/2047	8,565	9,293,890
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	$7,340	$7,352,298
Series 2016, Ref. RB(a)	5.00%	08/01/2031	26,190	26,222,944
Series 2021, Ref. RB(a)	2.25%	08/01/2026	2,290	2,238,932
Series 2021, Ref. RB(a)	3.00%	08/01/2031	3,200	3,033,953
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2034	5,000	5,152,823
Series 2018, RB(a)	5.00%	01/01/2036	7,610	7,820,501
Series 2020, RB(a)	5.00%	10/01/2040	10,000	10,402,887
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (INS - AGM)(a)(d)	5.00%	06/30/2049	5,000	5,188,422
Series 2023, RB(a)	6.00%	06/30/2054	10,000	10,916,846
Series 2023, RB (INS - AGM)(a)(d)	5.13%	06/30/2060	31,000	32,216,880
Series 2023, RB(a)	5.38%	06/30/2060	21,050	22,027,032
Series 2024, RB (INS - AGM)(a)(d)	5.00%	06/30/2054	5,000	5,201,420
Series 2024, RB(a)	5.50%	06/30/2054	6,000	6,444,986
Series 2024, RB (INS - AGM)(a)(d)	5.25%	06/30/2060	10,780	11,460,196
Series 2024, RB(a)	5.50%	06/30/2060	21,000	22,449,319
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGM)(a)(d)	4.00%	07/01/2035	6,255	6,236,573
Series 2016 A, RB (INS - AGM)(a)(d)	4.00%	07/01/2036	8,845	8,776,733
Series 2016 A, RB (INS - AGM)(a)(d)	4.00%	07/01/2037	11,875	11,763,322
Series 2016 A, RB(a)	5.00%	07/01/2041	8,250	8,250,275
Series 2016 A, RB(a)	5.00%	07/01/2046	15,000	15,000,262
Series 2016 A, RB(a)	5.25%	01/01/2050	43,900	43,903,275
Series 2016 A, RB (INS - AGM)(a)(d)	4.00%	01/01/2051	8,900	8,389,336
Series 2016, RB (INS - AGM)(a)(d)	5.00%	07/01/2046	4,990	4,990,265
Series 2023, RB(a)	6.00%	04/01/2035	10,000	11,253,159
Series 2023, RB(a)	5.63%	04/01/2040	15,000	16,239,447
New York Transportation Development Corp. (New York State Thruway); Series 2021, RB(a)	4.00%	10/31/2034	600	591,817
New York Transportation Development Corp. (Termial 4 John F. Kennedy International Airport); Series 2020, Ref. RB(a)	4.00%	12/01/2042	1,380	1,349,289
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2035	2,000	2,160,282
Series 2022, RB(a)	5.00%	12/01/2039	3,000	3,186,776
Series 2022, RB(a)	5.00%	12/01/2041	16,000	16,856,576
Series 2022, RB(a)	5.00%	12/01/2042	5,000	5,249,535
Series 2024, Ref. RB (INS - AGC)(a)(d)(l)	5.00%	12/31/2054	5,000	3,355,599
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB (INS - AGC)(a)(d)	5.25%	12/31/2054	15,000	16,168,081
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	6,350	6,367,414
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(a)(f)	4.75%	11/01/2042	790	773,178
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(a)	5.00%	04/01/2029	725	725,262
Series 2019, Ref. RB(a)	5.00%	04/01/2035	780	809,099
Series 2019, Ref. RB(a)	5.00%	04/01/2037	750	774,023
Series 2019, Ref. RB(a)	5.00%	04/01/2039	720	740,260
Niagara Tobacco Asset Securitization Corp.;
Series 2014, Ref. RB	5.25%	05/15/2034	6,645	6,646,686
Series 2014, Ref. RB	5.25%	05/15/2040	275	274,996
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(d)	4.00%	12/01/2038	860	872,122
Series 2021 A, RB (INS - AGM)(d)	4.00%	12/01/2046	1,355	1,338,269
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2026	$100	$101,163
Series 2019, Ref. RB	5.00%	07/01/2028	1,050	1,067,247
Series 2019, Ref. RB	5.00%	07/01/2030	1,160	1,178,919
Series 2019, Ref. RB	5.00%	07/01/2031	1,215	1,230,286
Series 2019, Ref. RB	5.00%	07/01/2032	775	782,951
Series 2019, Ref. RB	5.00%	07/01/2033	1,340	1,350,017
Series 2019, Ref. RB	5.00%	07/01/2034	1,410	1,416,556
Series 2019, Ref. RB	4.00%	07/01/2039	2,910	2,513,057
Series 2019, Ref. RB	5.00%	07/01/2049	8,270	7,710,879
Oneida Indian Nation; Series 2024 B, RB(f)	6.00%	09/01/2043	1,450	1,604,402
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	1,300	1,330,196
Series 2017, Ref. RB	5.00%	05/01/2034	840	858,201
Series 2017, Ref. RB	5.00%	05/01/2037	1,150	1,168,575
Series 2017, Ref. RB	5.00%	05/01/2040	650	659,047
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	5	5,074
Series 2019, Ref. RB	4.00%	12/01/2047	3,785	3,801,461
Series 2019, Ref. RB	4.00%	12/01/2049	14,240	14,288,172
Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, RB	5.00%	07/01/2037	1,320	1,230,336
Series 2012 A, RB	5.00%	07/01/2042	1,435	1,301,043
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2030	3,205	2,873,723
Series 2015 A, Ref. RB	5.00%	10/01/2035	2,000	1,659,521
Series 2015 A, Ref. RB	5.00%	10/01/2045	9,785	7,032,174
Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co. LLC); Series 2000 A, RB(a)	6.00%	08/01/2032	2,045	2,049,883
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2033	2,525	2,467,579
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR(a)	5.38%	12/01/2036	2,500	2,504,627
Riverhead (City of), NY Industrial Development Agency; Series 2013, RB	7.00%	08/01/2048	1,300	1,302,836
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	720	729,894
Series 2005 A, RB(e)(f)	0.00%	08/15/2045	3,720	1,121,994
Series 2005 C, RB(e)(f)	0.00%	08/15/2060	25,000	1,728,800
Saratoga County Capital Resource Corp. (Skidmore College);
Series 2018, RB	5.00%	07/01/2048	3,515	3,664,080
Series 2020 A, RB	4.00%	07/01/2050	1,985	1,993,879
Schenectady County Capital Resource Corp. (Union College); Series 2022, Ref. RB	5.25%	07/01/2052	1,000	1,103,645
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2021 A, Ref. RB	5.00%	09/01/2035	270	287,732
Series 2021 A, Ref. RB	5.00%	09/01/2035	150	159,851
Series 2021 A, Ref. RB	5.00%	09/01/2036	105	111,456
Series 2021 A, Ref. RB	5.00%	09/01/2036	300	318,446
Series 2021 A, Ref. RB	5.00%	09/01/2037	300	317,471
Series 2021 A, Ref. RB	5.00%	09/01/2037	150	158,735
Series 2021 A, Ref. RB	5.00%	09/01/2038	225	237,140
Series 2021 A, Ref. RB	5.00%	09/01/2038	150	158,093
Series 2021 A, Ref. RB	5.00%	09/01/2039	670	702,381
Series 2021 A, Ref. RB	5.00%	09/01/2039	235	246,357
Series 2021 A, Ref. RB	5.00%	09/01/2040	250	260,818
Series 2021 A, Ref. RB	5.00%	09/01/2040	150	156,491
Series 2021 A, Ref. RB	5.00%	09/01/2041	330	342,507
Series 2021 A, Ref. RB	5.00%	09/01/2041	300	311,370
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2016 A, Ref. RB	5.00%	07/01/2036	$540	$551,848
Series 2022, Ref. RB	5.25%	07/01/2041	440	486,984
Series 2022, Ref. RB	5.25%	07/01/2042	425	468,438
Series 2022, Ref. RB	5.25%	07/01/2047	3,820	4,161,315
Series 2022, Ref. RB	5.25%	07/01/2052	2,500	2,705,794
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Adults and Children with Learning and Developmental Disabilities, Inc. Civic Facility); Series 2006 A-D2, RB	6.00%	10/01/2031	180	175,257
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	3,680	3,424,451
Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	415,382
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(f)	6.75%	06/01/2027	225	225,221
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.75%	12/01/2044	9,500	9,927,139
Series 2024, RB	6.00%	12/01/2053	10,000	10,497,460
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	2,460	2,440,162
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(f)	5.35%	11/01/2049	34,805	35,040,397
Series 2016 B-2, RB(f)	5.35%	11/01/2049	5,820	5,859,362
Series 2016 C-2, RB(f)	5.35%	11/01/2049	5,750	5,788,889
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB(b)	5.00%	07/01/2032	3,125	781,250
Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2046	20,500	20,857,825
Series 2023, RB(j)	5.00%	05/15/2051	47,685	51,069,381
Series 2024 A-1, RB	5.25%	11/15/2051	4,000	4,490,716
Series 2024 A-1, RB	5.25%	05/15/2059	26,080	28,754,345
Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	30,800	29,939,962
Triborough Bridge & Tunnel Authority (Green Bonds); Series 2024, RB	5.00%	05/15/2054	5,000	5,443,695
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds); Subseries 2022 D-2, RB	5.50%	05/15/2052	5,350	6,001,133
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 A, RB	5.00%	11/15/2045	5,000	5,237,058
Series 2018 A, RB	4.00%	11/15/2048	13,655	13,538,131
Series 2019 C, RB	4.00%	11/15/2043	21,500	21,530,655
Series 2020 A, RB	5.00%	11/15/2054	4,850	5,130,918
Series 2021 A, RB(j)	5.00%	11/15/2051	10,000	10,645,086
Series 2021 A, RB	5.00%	11/15/2056	16,570	17,581,381
Series 2022 A, Ref. RB	5.00%	05/15/2057	14,470	15,529,395
Series 2023 A, RB	4.25%	05/15/2058	20,000	20,212,302
Series 2023 A, RB(j)	4.25%	05/15/2058	10,000	10,106,151
Series 2023 A, RB(j)	5.25%	05/15/2058	10,000	10,941,467
Series 2023 A, RB(j)	4.50%	05/15/2063	40,000	41,248,276
Series 2024, RB(j)	5.25%	05/15/2064	50,000	55,168,720
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	13,930	13,096,363
Series 2016 B, Ref. RB	5.00%	06/01/2048	6,345	5,953,211
Series 2017 A, Ref. RB	5.00%	06/01/2041	16,855	17,135,528
Westchester (County of), NY Industrial Development Agency (Clearview School (The)); Series 2005 B, RB	7.25%	01/01/2035	630	533,119
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(f)	7.00%	06/01/2046	470	493,888
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	3,846	3,654,921
Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	2,235	1,994,022
Series 2020 A, Ref. RB	5.13%	07/01/2055	7,690	6,461,465
Series 2020 B, Ref. RB	5.88%	07/01/2030	4,720	4,408,632
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Westchester County Local Development Corp. (Kendal on Hudson);
Series 2022, Ref. RB	5.00%	01/01/2032	$500	$535,646
Series 2022, Ref. RB	5.00%	01/01/2037	525	559,070
Series 2022, Ref. RB	5.00%	01/01/2041	520	546,945
Series 2022, Ref. RB	4.25%	01/01/2045	1,670	1,663,245
Series 2022, Ref. RB	5.00%	01/01/2051	2,500	2,580,523
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.);
Series 2021, Ref. RB(f)	5.00%	07/01/2046	10,340	10,501,738
Series 2021, Ref. RB(f)	4.50%	07/01/2056	8,200	7,687,930
Series 2021, Ref. RB(f)	5.00%	07/01/2056	5,000	5,030,427
Westchester County Local Development Corp. (Sarah Lawrence College);
Series 2016 A, Ref. RB	4.00%	06/01/2030	2,165	2,143,134
Series 2016 A, Ref. RB	4.00%	06/01/2031	2,190	2,158,394
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(f)	5.00%	06/01/2030	1,500	1,436,717
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB	5.00%	11/01/2046	20,765	20,369,462
Series 2023, RB (INS - AGM)(d)	5.00%	11/01/2047	2,875	3,094,662
Series 2023, RB (INS - AGM)(d)	5.75%	11/01/2048	2,000	2,267,156
Series 2023, RB (INS - AGM)(d)	5.75%	11/01/2049	2,125	2,404,039
Series 2023, RB (INS - AGM)(d)	5.00%	11/01/2051	2,750	2,949,989
Series 2023, RB	6.25%	11/01/2052	2,560	2,928,763
Series 2023, RB (INS - AGM)(d)	5.75%	11/01/2053	1,000	1,125,448
Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	17,450	16,968,406
Series 2016 C, Ref. RB	5.13%	06/01/2051	1,295	1,259,339
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(f)	4.13%	12/01/2041	6,390	5,941,899
Yonkers (City of), NY;
Series 2022 F, GO Bonds (INS - BAM)(d)	5.00%	11/15/2040	1,680	1,881,515
Series 2022 F, GO Bonds (INS - BAM)(d)	5.00%	11/15/2042	1,105	1,225,885
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	429,992
Series 2019 A, RB	5.00%	10/15/2049	640	643,531
				4,591,454,267
Puerto Rico–8.14%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,480	1,487,863
Series 2002, RB	5.63%	05/15/2043	2,125	2,150,490
Series 2005 A, RB(e)	0.00%	05/15/2050	20,000	3,925,902
Series 2008 A, RB(e)	0.00%	05/15/2057	633,850	42,447,350
Series 2008 B, RB(e)	0.00%	05/15/2057	574,600	35,342,669
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(e)(m)	0.00%	08/01/2031	11,810	0
PRHTA Custodial Trust; Series 2022 L, RB	5.25%	12/06/2049	710	397,916
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(e)	0.00%	07/01/2033	3,424	2,372,775
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	1,480	1,496,299
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,936	3,073,379
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	2,889	3,118,503
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	2,806	3,129,952
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	5,543	5,526,191
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	2,392	2,367,144
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,053	2,016,334
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	2,791	2,689,019
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	5,504	5,249,676
Subseries 2022, RN(e)	0.00%	11/01/2043	32,635	20,193,118
Subseries 2022, RN(e)	0.00%	11/01/2051	48,871	26,146,185
Subseries 2022, RN(e)	0.00%	11/01/2051	539	344,064
Subseries 2022, RN(e)	0.00%	11/01/2051	7,378	2,397,836
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2022 A, Ref. RB(f)	5.00%	07/01/2033	1,000	1,067,789
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	$379	$362,253
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	63	62,907
Series 2023 A, RB	6.63%	01/01/2028	484	479,460
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart);
Series 2012, Ref. RB	5.00%	10/01/2031	530	530,703
Series 2012, Ref. RB	5.00%	10/01/2042	200	200,461
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(d)	5.00%	07/01/2033	4,405	4,405,852
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2046	39,300	13,314,251
Series 2018 A-1, RB(e)	0.00%	07/01/2051	50,840	12,627,624
Series 2018 A-1, RB	4.75%	07/01/2053	13,361	13,373,640
Series 2018 A-1, RB	5.00%	07/01/2058	31,456	31,597,989
Series 2019 A-2, RB	4.33%	07/01/2040	16,000	16,000,138
Series 2019 A-2, RB	4.54%	07/01/2053	976	963,057
Series 2019 A-2, RB	4.78%	07/01/2058	13,060	13,086,802
Series 2019 A-2B, RB	4.55%	07/01/2040	1,276	1,280,649
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	7,280	7,111,676
Series 2006 Q, RB	5.00%	06/01/2026	4,555	4,518,816
Series 2006 Q, RB	5.00%	06/01/2030	24,375	23,811,416
Series 2006 Q, RB	5.00%	06/01/2036	67,190	65,441,904
				376,110,052
Virgin Islands–0.22%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(a)	5.00%	09/01/2029	665	654,426
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note) (Garvee); Series 2015, RB(f)	5.00%	09/01/2033	1,500	1,508,852
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(f)	6.00%	04/01/2053	5,000	5,253,808
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(f)	5.00%	09/01/2030	770	774,804
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2032	2,115	2,135,419
				10,327,309
Northern Mariana Islands–0.08%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(f)	5.00%	06/01/2030	3,835	3,559,836
Guam–0.02%
Guam (Territory of); Series 2015 D, Ref. RB	5.00%	11/15/2039	750	753,027
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(a)	5.75%	09/01/2031	255	257,874
				1,010,901
Total Municipal Obligations (Cost $4,986,795,907)				4,982,462,365
U.S. Dollar Denominated Bonds & Notes–0.00%
Puerto Rico–0.00%
AES Puerto Rico, Inc.(m) (Cost $34,665)	12.50%	03/04/2026	35	34,256
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(m)			10,641	0
TOTAL INVESTMENTS IN SECURITIES(n)–107.77% (Cost $4,986,830,572)				4,982,496,621
FLOATING RATE NOTE OBLIGATIONS–(9.01)%
Notes with interest and fee rates ranging from 3.40% to 3.42% at 11/30/2024 and contractual maturities of collateral ranging from 03/15/2046 to 05/15/2064(o)				(416,710,000)
OTHER ASSETS LESS LIABILITIES–1.24%				57,340,115
NET ASSETS–100.00%				$4,623,126,736
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $14,099,911, which represented less than 1% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at November 30, 2024 was $19,437,001, which represented less than 1% of the Fund’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $338,027,715, which represented 7.31% of the Fund’s Net Assets.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $69,145,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(j)	Underlying security related to TOB Trusts entered into by the Fund.
(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(o)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2024. At November 30,
2024, the Fund’s investments with a value of $620,950,435 are held by TOB Trusts and serve as collateral for the $416,710,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$4,982,462,365	$0	$4,982,462,365
U.S. Dollar Denominated Bonds & Notes	—	—	34,256	34,256
Preferred Stocks	—	—	0	0
Total Investments	$—	$4,982,462,365	$34,256	$4,982,496,621
Invesco Rochester® New York Municipals Fund